Pension and Postretirement Benefit Plans Fiscal Maturity Schedule (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
2013	$ 10,833
2014	10,526
2015	10,898
2016	11,316
2017	11,619
2018 to 2022	65,189
Postretirement
Defined Benefit Plan Disclosure [Line Items]
2013	393
2014	385
2015	377
2016	370
2017	363
2018 to 2022	$ 1,715